Parent Company Only Condensed Financial Information - Condensed balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,369,861	¥ 8,938,341		¥ 1,296,215
Time deposits and short-term investments	3,019,369	19,701,382		2,272,653
Prepayments and other current assets	54,200	353,655		812,956
Total current assets	4,810,899	31,391,109		5,065,839
Non-current assets:
Long-term investments	24,958	162,853		126,181	¥ 177,141	¥ 22,514
Total non-current assets	763,550	4,982,167		4,447,583
Total assets	5,574,449	36,373,276		9,513,422
Current liabilities:
Accruals and other current liabilities	99,227	647,459		867,259
Warrants and derivative liabilities				1,648,690
Total current liabilities	660,416	4,309,221		4,679,720
Total liabilities	1,006,846	6,569,679		4,932,291
MEZZANINE EQUITY
Total mezzanine equity				10,255,662	5,199,039	3,911,125
SHAREHOLDERS' DEFICIT
Additional paid-in capital	5,714,907	37,289,761
Accumulated other comprehensive income/(loss)	(154,041)	(1,005,184)		15,544
Accumulated deficit	(993,444)	(6,482,225)		(5,690,240)
Total shareholders' (deficit)/equity	4,567,603	29,803,597		(5,674,531)	(2,395,775)	(559,091)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	5,574,449	36,373,276		9,513,422
Series Pre-A convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				434,886	175,847	175,847
Series A1 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				980,949	907,658	847,530
Series A2 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				1,074,959	1,099,816	1,027,497
Series A3 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				619,770	676,458	631,803
Series B1 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				1,347,607	1,621,561	1,228,448
Series B2 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				710,303	717,699
Series B3 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				1,551,080
Series C Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity				3,536,108
Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Class A/B Ordinary shares	145	1,010		10
Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Class A/B Ordinary shares	36	235		155
Parent company | Reportable legal entity
Current assets:
Cash and cash equivalents	176,149	1,149,374	$ 98,239	641,007	¥ 45,341	¥ 57,376
Time deposits and short-term investments	2,220,087	14,486,070		493,522
Amounts due from subsidiaries of the Group	2,155,609	14,065,341		4,917,305
Prepayments and other current assets				15,205
Total current assets	4,551,845	29,700,785		6,067,039
Non-current assets:
Investments in subsidiaries, VIEs and VIEs' subsidiaries	6,553	42,754		81,077
Long-term investments	9,949	64,916		90,724
Total non-current assets	16,502	107,670		171,801
Total assets	4,568,347	29,808,455		6,238,840
Current liabilities:
Accruals and other current liabilities	744	4,858		9,019
Warrants and derivative liabilities				1,648,690
Total current liabilities	744	4,858		1,657,709
Total liabilities	744	4,858		1,657,709
MEZZANINE EQUITY
Total mezzanine equity				10,255,662
SHAREHOLDERS' DEFICIT
Additional paid-in capital	5,714,907	37,289,761
Accumulated other comprehensive income/(loss)	(154,041)	(1,005,184)		15,544
Accumulated deficit	(993,444)	(6,482,225)		(5,690,240)
Total shareholders' (deficit)/equity	4,567,603	29,803,597		(5,674,531)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	4,568,347	29,808,455		6,238,840
Parent company | Reportable legal entity | Series Pre-A convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				434,886
Parent company | Reportable legal entity | Series A1 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				980,949
Parent company | Reportable legal entity | Series A2 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				1,074,959
Parent company | Reportable legal entity | Series A3 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				619,770
Parent company | Reportable legal entity | Series B1 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				1,347,607
Parent company | Reportable legal entity | Series B2 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				710,303
Parent company | Reportable legal entity | Series B3 convertible redeemable preferred shares
MEZZANINE EQUITY
Total mezzanine equity				1,551,080
Parent company | Reportable legal entity | Series C Convertible Redeemable Preferred Shares
MEZZANINE EQUITY
Total mezzanine equity				3,536,108
Parent company | Reportable legal entity | Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Class A/B Ordinary shares	145	1,010		10
Parent company | Reportable legal entity | Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Class A/B Ordinary shares	$ 36	¥ 235		¥ 155